Schedule of Investments
November 30, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations–159.51%(a)
Alabama–3.30%
Birmingham (City of), AL Special Care Facilities Financing Authority (Methodist Home for the Aging); Series 2016, RB	5.75%	06/01/2045	$225	$214,431
Black Belt Energy Gas District (The); Series 2023 B, RB(b)	5.25%	12/01/2030	1,420	1,538,250
Energy Southeast, A Cooperative District; Series 2024 B, RB(b)	5.25%	06/01/2032	990	1,076,983
Huntsville (City of), AL Special Care Facilities Financing Authority (Redstone Village); Series 2007, RB (Acquired 12/17/2007-12/18/2007; Cost $1,503,463)(c)(d)	5.50%	01/01/2043	1,725	1,231,219
Jefferson (County of), AL; Series 2024, Ref. Revenue Wts.	5.50%	10/01/2053	3,500	3,689,140
Lower Alabama Gas District (The); Series 2016 A, RB	5.00%	09/01/2046	3,745	4,081,154
Southeast Energy Authority, A Cooperative District (No. 2);
Series 2021 B, RB(b)	4.00%	12/01/2031	1,495	1,525,457
Series 2024 A, RB	5.00%	11/01/2035	1,715	1,818,276
Series 2025 A, RB(b)	5.00%	06/01/2035	1,130	1,181,001
Southeast Energy Authority, A Cooperative District (No. 3); Series 2022 A-1, RB(b)	5.50%	12/01/2029	1,405	1,510,315
Tuscaloosa (County of), AL Industrial Development Authority (Hunt Refining); Series 2019 A, Ref. IDR(e)	5.25%	05/01/2044	825	827,206
				18,693,432
Alaska–0.06%
Northern Tobacco Securitization Corp.; Series 2021 A-1, Ref. RB	4.00%	06/01/2050	420	353,198
Arizona–2.70%
Arizona (State of) Industrial Development Authority; Series 2019-2A, Revenue Ctfs.	3.63%	05/20/2033	74	73,039
Arizona (State of) Industrial Development Authority (Leman Academy of Excellence); Series 2019 A, RB(e)	5.00%	07/01/2039	1,195	1,187,655
Arizona (State of) Industrial Development Authority (Leman Academy-Parker Colorado); Series 2019, RB(e)	5.00%	07/01/2049	500	458,195
Arizona (State of) Industrial Development Authority (Mater Academy of Nevada - Bonanza Campus); Series 2020 A, RB(e)	5.00%	12/15/2050	820	741,893
City of Mesa AZ Utility System Revenue; Series 2025, RB (INS - BAM)(f)(g)	5.00%	07/01/2046	3,010	3,156,272
Glendale (City of), AZ Industrial Development Authority (The Beatitudes Campus);
Series 2017, Ref. RB	5.00%	11/15/2030	1,150	1,073,244
Series 2017, Ref. RB	5.00%	11/15/2045	890	666,631
Maricopa (County of), AZ Industrial Development Authority (Legacy Traditional Schools); Series 2019, Ref. RB(e)	5.00%	07/01/2049	225	217,560
Pima (County of), AZ Industrial Development Authority (The) (American Leadership Academy); Series 2019, Ref. RB(e)	5.00%	06/15/2052	360	322,803
Pima (County of), AZ Industrial Development Authority (The) (Grande Innovations Academy); Series 2018, RB(e)	5.25%	07/01/2048	1,190	1,113,815
Salt River Project Agricultural Improvement & Power District; Series 2025, RB(g)	5.00%	01/01/2048	3,300	3,486,909
Salt Verde Financial Corp.; Series 2007, RB	5.00%	12/01/2037	2,575	2,796,761
				15,294,777
Arkansas–0.11%
Arkansas (State of) Development Finance Authority (Baptist Memorial Health); Series 2020, Ref. RB	5.00%	09/01/2044	610	613,623
California–12.94%
Beverly Hills Unified School District (Election of 2008); Series 2009, GO Bonds(h)	0.00%	08/01/2028	800	750,487
California (State of); Series 2020, GO Bonds (INS - BAM)(f)	3.00%	11/01/2050	1,680	1,309,597
California (State of) Community Choice Financing Authority (Clean Energy) (Green Bonds);
Series 2024 E, RB(b)	5.00%	09/01/2032	1,030	1,108,333
Series 2024, RB(b)	5.00%	04/01/2032	1,445	1,548,097
Series 2024, RB(b)	5.00%	10/01/2032	1,240	1,318,068
California (State of) County Tobacco Securitization Agency; Series 2020 A, Ref. RB	4.00%	06/01/2037	275	269,778
California (State of) County Tobacco Securitization Agency (Alameda County Tobacco Asset Securitization Corp.); Series 2006 C, RB(h)	0.00%	06/01/2055	11,000	1,084,411
See accompanying notes which are an integral part of this schedule.
Invesco Municipal Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
California (State of) County Tobacco Securitization Agency (Los Angeles County Securitization Corp.);
Series 2020 B-1, Ref. RB	5.00%	06/01/2049	$15	$15,017
Series 2020 B-2, Ref. RB(h)	0.00%	06/01/2055	1,670	320,923
California (State of) Health Facilities Financing Authority (PIH Health); Series 2020 A, RB	4.00%	06/01/2050	4,185	3,698,702
California (State of) Housing Finance Agency (Social Certificates);
Series 2021-2A, Revenue Ctfs. (CEP - FHLMC)	3.75%	03/25/2035	3,954	3,996,734
Series 2023-1, RB	4.38%	09/20/2036	821	848,710
California (State of) Municipal Finance Authority (CHF-Davis I, LLC - West Village Student Housing); Series 2018, RB	5.00%	05/15/2037	1,340	1,383,277
California (State of) Municipal Finance Authority (Linxs APM);
Series 2018 A, RB(i)	5.00%	12/31/2036	1,675	1,707,373
Series 2018 A, RB(i)	5.00%	12/31/2047	2,010	2,016,928
California (State of) Municipal Finance Authority (William Jessup University); Series 2019, Ref. RB (Acquired 06/09/2020; Cost $251,655)(d)(e)	5.00%	08/01/2039	250	188,144
California (State of) Pollution Control Financing Authority (Plant Bonds);
Series 2012, RB(e)(i)	5.00%	07/01/2027	545	545,550
Series 2012, RB(e)(i)	5.00%	07/01/2030	220	220,223
Series 2012, RB(e)(i)	5.00%	07/01/2037	2,280	2,281,052
Series 2012, RB(e)(i)	5.00%	11/21/2045	2,675	2,675,011
California (State of) Statewide Communities Development Authority (Loma Linda University Medical Center); Series 2016 A, RB(e)	5.25%	12/01/2056	1,005	1,005,102
California Enterprise Development Authority; Series 2025, RB(g)	5.50%	11/01/2059	6,220	6,744,144
California Health Facilities Financing Authority; Series 2025, RB(g)(j)	5.00%	08/15/2051	4,285	4,529,736
CSCDA Community Improvement Authority (Jefferson-Anaheim Social Bonds); Series 2021 A, RB(e)	3.13%	08/01/2056	840	634,095
Daly (City of), CA Housing Development Finance Agency (Franciscan Mobile Home Park Acquisition); Series 2007 C, Ref. RB	6.50%	12/15/2047	360	360,052
Desert Community College District (Election of 2016); Series 2024, GO Bonds	4.00%	08/01/2051	855	820,566
Golden State Tobacco Securitization Corp.; Series 2021 B-2, Ref. RB(h)	0.00%	06/01/2066	1,535	165,223
Los Angeles County Public Works Financing Authority;
Series 2025, RB(g)	5.25%	12/01/2050	2,035	2,220,319
Series 2025, RB(g)	5.25%	12/01/2054	755	818,605
Montebello Unified School District; Series 2022 B, GO Bonds (INS - AGI)(f)	5.00%	08/01/2050	1,235	1,286,591
M-S-R Energy Authority; Series 2009 B, RB	6.50%	11/01/2039	585	720,419
Mt. San Antonio Community College District (Election of 2008); Series 2013 A, GO Bonds(k)	6.25%	08/01/2043	2,010	2,042,105
Municipal Improvement Corp. of Los Angeles; Series 2025, RB	5.50%	05/01/2055	2,155	2,342,399
Oxnard School District (Election of 2022); Series 2023 A, GO Bonds (INS - BAM)(f)	4.25%	08/01/2053	3,075	3,021,280
Regents of the University of California Medical Center; Series 2022 P, RB	4.00%	05/15/2053	5,435	5,091,155
Sacramento (City of), CA Unified School District; Series 2024 B, GO Bonds (INS - BAM)(f)	4.00%	08/01/2048	1,205	1,162,188
San Diego (County of), CA Regional Airport Authority; Series 2021 A, RB	4.00%	07/01/2051	2,065	1,954,284
San Diego County Regional Airport Authority; Series 2025, RB(g)(i)(j)	5.00%	07/01/2048	2,475	2,561,641
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport);
Series 2019 E, RB(i)	5.00%	05/01/2038	680	709,719
Series 2019 E, RB(i)	5.00%	05/01/2050	2,360	2,385,042
Series 2021 A, Ref. RB(i)	5.00%	05/01/2036	610	658,698
Silicon Valley Tobacco Securitization Authority (Santa Clara); Series 2007 A, RB(h)	0.00%	06/01/2041	3,485	1,281,444
State of California; Series 2025, GO Bonds(g)	5.00%	03/01/2055	3,300	3,529,353
				73,330,575
Colorado–6.69%
Arista Metropolitan District; Series 2023 A, Ref. GO Bonds (INS - BAM)(f)	4.50%	12/01/2058	2,340	2,285,242
Aurora Highlands Community Authority Board; Series 2021 A, Ref. RB	5.75%	12/01/2051	840	813,836
Belford North Metropolitan District; Series 2020 A, GO Bonds	5.50%	12/01/2050	1,040	945,727
Bromley Park Metropolitan District No. 2; Series 2023, Ref. GO Bonds (INS - BAM)(f)	5.38%	12/01/2053	610	649,789
Centerra Metropolitan District No. 1 (In the City of Loveland);
Series 2017, RB(e)	5.00%	12/01/2047	1,680	1,672,276
Series 2020 A, Ref. GO Bonds	5.00%	12/01/2051	670	662,379
Series 2022, RB	6.50%	12/01/2053	585	613,861
Colorado (State of) Health Facilities Authority (Adventhealth Obligated Group); Series 2021 A, Ref. RB	4.00%	11/15/2050	745	670,991
See accompanying notes which are an integral part of this schedule.
Invesco Municipal Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Colorado–(continued)
Colorado (State of) Health Facilities Authority (Adventist Health System/Sunbelt Obligated Group); Series 2018 A, RB	5.00%	11/15/2048	$1,670	$1,692,674
Colorado (State of) Health Facilities Authority (CommonSpirit Health); Series 2019 A-2, Ref. RB	4.00%	08/01/2049	1,675	1,469,208
Colorado (State of) Southern Ute Indian Tribe of the Southern Ute Reservation; Series 2025 A, GO Bonds(e)	5.00%	04/01/2035	1,285	1,408,376
Colorado Crossing Metropolitan District No. 2; Series 2020 A-1, Ref. GO Bonds	5.00%	12/01/2047	500	484,768
Denver (City & County of), CO;
Series 2018 A, Ref. RB(i)	5.25%	12/01/2048	1,735	1,763,817
Series 2018 A-2, RB(h)	0.00%	08/01/2034	1,325	934,526
Series 2025, RB(g)(i)	5.00%	11/15/2047	2,500	2,568,693
Great Western Metropolitan District; Series 2020, Ref. GO Bonds	4.75%	12/01/2050	460	408,898
Jefferson (County of), CO Center Metropolitan District No. 1; Series 2020 B, Ref. RB	5.75%	12/15/2050	1,980	1,984,689
Johnstown Plaza Metropolitan District; Series 2022, Ref. GO Bonds	4.25%	12/01/2046	684	606,420
Mulberry Metropolitan District No. 2; Series 2022, RB	7.00%	12/01/2034	728	755,499
North Range Metropolitan District No. 3; Series 2020 A, GO Bonds	5.00%	12/01/2040	500	504,595
Rampart Range Metropolitan District No. 5; Series 2021, RB	4.00%	12/01/2051	500	418,159
Ritoro Metropolitan District; Series 2025 A, Ref. GO Bonds (INS - AGI)(f)	4.75%	12/01/2054	2,825	2,850,818
Sky Ranch Community Authority Board; Series 2022 A, RB	5.75%	12/01/2052	500	507,422
South Aurora Regional Improvement Authority; Series 2025, RB	6.75%	12/01/2055	865	888,541
Spring Valley Metropolitan District No. 3; Series 2025 A, Ref. GO Bonds (INS - AGI)(f)	4.63%	12/01/2054	500	486,443
Sterling Ranch Community Authority Board; Series 2025 A, Ref. RB (INS - BAM)(f)	5.25%	12/01/2055	2,500	2,599,394
Village Metropolitan District (The);
Series 2020, Ref. GO Bonds	5.00%	12/01/2040	550	555,208
Series 2025 A, GO Bonds	5.75%	12/01/2055	1,455	1,469,409
Waterstone Metropolitan District No. 1;
Series 2025 A, Ref. GO Bonds (INS - AGI)(f)	5.25%	12/01/2045	635	675,237
Series 2025 A, Ref. GO Bonds (INS - AGI)(f)	4.75%	12/01/2054	860	867,604
White Buffalo Metropolitan District No. 3;
Series 2020, GO Bonds	5.50%	12/01/2050	500	501,162
Series 2025, Ref. GO Bonds	9.00%	12/15/2055	1,250	1,250,508
Windler Public Improvement Authority;
Series 2021 A-1, RB	4.13%	12/01/2051	500	380,611
Series 2021 A-2, RB(k)	4.50%	12/01/2041	2,065	1,581,769
				37,928,549
District of Columbia–2.68%
District of Columbia; Series 2025, RB(g)	5.25%	05/01/2048	4,970	5,317,216
District of Columbia (Provident Group - Howard Properties LLC); Series 2013, RB	5.00%	10/01/2045	660	620,807
District of Columbia Water & Sewer Authority (Green Bonds); Series 2022 C-1, RB	4.00%	10/01/2051	3,370	3,121,277
Metropolitan Washington Airports Authority; Series 2019 B, Ref. RB	4.00%	10/01/2049	1,675	1,484,650
Washington Metropolitan Area Transit Authority;
Series 2025, RB(g)(j)	5.25%	07/15/2053	2,185	2,293,186
Series 2025, RB(g)(j)	5.25%	07/15/2055	2,245	2,375,351
				15,212,487
Florida–14.55%
Alachua (County of), FL Health Facilities Authority (Terraces at Bonita Springs); Series 2022 A, Ref. RB(e)	5.00%	11/15/2061	1,075	790,428
Brevard (County of), FL Health Facilities Authority (Health First Obligated Group); Series 2022 A, Ref. RB	4.00%	04/01/2052	505	450,306
Broward (County of), FL;
Series 2019 A, RB(i)	4.00%	10/01/2049	770	683,498
Series 2019 A, RB(i)	5.00%	10/01/2049	1,325	1,339,375
Series 2022 A, RB	4.00%	10/01/2047	3,350	3,204,342
Broward (County of), FL (Convention Center Expansion); Series 2021, RB	4.00%	09/01/2051	2,475	2,195,085
Cape Coral (City of), FL; Series 2023, Ref. RB (INS - BAM)(f)	5.60%	03/01/2048	1,205	1,299,946
City of Jacksonville FL; Series 2025, RB(g)	5.50%	10/01/2053	4,965	5,351,444
County of Miami-Dade FL Water & Sewer System Revenue; Series 2025, RB(g)	5.00%	10/01/2055	2,425	2,528,262
Davie (Town of), FL (Nova Southeastern University); Series 2018, Ref. RB	5.00%	04/01/2048	2,495	2,524,755
Florida (State of) North Broward Hospital District; Series 2017 B, Ref. RB	5.00%	01/01/2042	1,205	1,216,247
See accompanying notes which are an integral part of this schedule.
Invesco Municipal Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Florida–(continued)
Florida Development Finance Corp. (Brightline Florida Passenger Rail Expansion);
Series 2024, Ref. RB(b)(e)(i)	12.00%	07/15/2028	$750	$243,750
Series 2024, Ref. RB (INS - AGI)(f)(i)	5.00%	07/01/2044	1,835	1,824,668
Series 2024, Ref. RB (INS - AGI)(f)(i)	5.25%	07/01/2053	2,835	2,831,232
Series 2024, Ref. RB(i)	5.50%	07/01/2053	800	664,000
Fort Lauderdale (City of), FL; Series 2024, RB(g)	5.50%	09/01/2053	2,520	2,726,568
Fort Lauderdale (City of), FL (Prospect Lake Water Treatment Plant); Series 2023, RB	5.50%	09/01/2053	1,460	1,579,678
Gainesville (City of), FL; Series 2012 B, Ref. VRD RB(l)	1.40%	10/01/2042	2,075	2,075,000
Greater Orlando Aviation Authority;
Series 2017 A, RB(i)	5.00%	10/01/2052	685	686,626
Series 2019 A, RB(i)	4.00%	10/01/2044	2,500	2,316,220
Series 2024, RB(i)	5.25%	10/01/2048	1,715	1,797,544
Hillsborough (County of), FL; Series 2023, GO Bonds	5.00%	07/01/2053	1,585	1,663,947
Hillsborough (County of), FL Aviation Authority (Tampa International Airport); Series 2018 E, RB(i)	5.00%	10/01/2048	2,475	2,498,871
Hillsborough County Industrial Development Authority; Series 2025, RB(g)	5.50%	11/15/2054	3,430	3,685,913
JEA Water & Sewer System; Series 2025, RB(g)	5.25%	10/01/2055	1,715	1,841,902
Lake (County of), FL (Lakeside at Waterman Village);
Series 2020 A, Ref. RB	5.50%	08/15/2040	705	710,499
Series 2020 A, Ref. RB	5.75%	08/15/2050	285	274,799
Series 2020 A, Ref. RB	5.75%	08/15/2055	1,055	1,005,022
Miami Beach (City of), FL; Series 2017, Ref. RB	5.00%	09/01/2047	1,150	1,158,787
Miami Beach (City of), FL Health Facilities Authority (Mt. Sinai Medical Center); Series 2014, Ref. RB	5.00%	11/15/2039	935	935,731
Miami-Dade (County of), FL;
Series 2017 B, Ref. RB(i)	5.00%	10/01/2040	2,275	2,302,782
Series 2021, RB	4.00%	10/01/2048	3,325	3,066,901
Series 2022 A, Ref. RB(i)	5.25%	10/01/2052	1,275	1,304,450
Series 2023 A, Ref. RB(i)	5.00%	10/01/2047	840	852,696
Series 2025 A, RB(i)	5.50%	10/01/2055	465	490,260
Series 2025, RB(g)	5.00%	07/01/2052	2,345	2,442,922
Series 2025, RB(g)	5.25%	10/01/2054	4,135	4,405,199
Subseries 2021 A-2, Ref. RB (INS - AGI)(f)	4.00%	10/01/2049	2,520	2,329,882
Miami-Dade (County of), FL Expressway Authority; Series 2010 A, RB	5.00%	07/01/2040	2,605	2,616,146
Orange (County of), FL Health Facilities Authority (Orlando Health Obligated Group); Series 2025, Ref. RB	5.25%	10/01/2056	4,215	4,414,468
Osceola (County of), FL;
Series 2020 A-2, Ref. RB(h)	0.00%	10/01/2050	2,000	530,090
Series 2020 A-2, Ref. RB(h)	0.00%	10/01/2052	450	107,172
Series 2020 A-2, Ref. RB(h)	0.00%	10/01/2053	445	100,202
Series 2020 A-2, Ref. RB(h)	0.00%	10/01/2054	385	81,933
Reunion East Community Development District; Series 2005, RB(c)	5.80%	05/01/2036	235	2
Sarasota (County of), FL Public Hospital District (Sarasota Memorial Hospital); Series 2022, RB	4.00%	07/01/2052	1,340	1,199,336
South Miami Health Facilities Authority, Inc. (Baptist Health South Florida Obligated Group); Series 2017, Ref. RB	4.00%	08/15/2047	840	752,627
Sterling Hill Community Development District; Series 2003 A, RB(m)(n)	6.20%	05/01/2035	735	301,506
Tallahassee (City of), FL (Tallahassee Memorial Health Care, Inc.); Series 2016, RB	5.00%	12/01/2055	1,350	1,335,674
Tampa (City of), FL; Series 2020 A, RB(h)	0.00%	09/01/2049	5,620	1,716,933
				82,455,626
Georgia–3.48%
Atlanta (City of), GA; Series 2025 B, Ref. RB	5.50%	07/01/2050	3,000	3,282,870
Brookhaven (City of), GA Development Authority (Children’s Healthcare of Atlanta, Inc.); Series 2019 A, RB	4.00%	07/01/2044	3,345	3,236,135
Columbia (City of), GA (Wellstar Health System, Inc.); Series 2023, RAC	5.13%	04/01/2048	1,095	1,141,207
Georgia (State of) Municipal Electric Authority (Plant Vogtle Units 3 & 4); Series 2021 A, Ref. RB	4.00%	01/01/2046	660	603,646
Glynn (County of) & Brunswick (City of), GA Memorial Hospital Authority (Southeast Georgia Health System); Series 2017, RAC	5.00%	08/01/2047	3,950	3,906,152
See accompanying notes which are an integral part of this schedule.
Invesco Municipal Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Georgia–(continued)
Main Street Natural Gas, Inc.;
Series 2021 C, RB(b)	4.00%	12/01/2028	$1,240	$1,264,982
Series 2022 C, RB(b)(e)	4.00%	11/01/2027	1,260	1,260,674
Series 2024 B, RB(b)	5.00%	03/01/2032	1,650	1,782,446
Series 2024 E, RB(b)	5.00%	12/01/2032	3,000	3,238,885
				19,716,997
Hawaii–1.10%
Hawaii (State of);
Series 2025, RB(g)	5.50%	07/01/2052	3,840	4,162,446
Series 2025, RB(g)(i)	5.50%	07/01/2054	1,930	2,069,636
				6,232,082
Idaho–0.45%
Idaho (State of) Health Facilities Authority (Valley Vista Care Corp.);
Series 2017 A, Ref. RB	5.00%	11/15/2032	355	319,162
Series 2017 A, Ref. RB	5.25%	11/15/2037	500	421,277
Idaho Housing & Finance Association; Series 2025, RB(g)	5.00%	08/15/2049	1,680	1,788,101
				2,528,540
Illinois–4.16%
Chicago (City of), IL;
Series 2017 A, Ref. GO Bonds	6.00%	01/01/2038	2,025	2,065,402
Series 2025 A, GO Bonds	6.00%	01/01/2050	370	388,847
Chicago (City of), IL (Diversey/Narragansett); Series 2006, COP(m)	7.46%	02/15/2026	319	188,283
Chicago (City of), IL (O’Hare International Airport);
Series 2017 D, RB	5.00%	01/01/2052	1,465	1,470,156
Series 2024 A, RB(i)	5.50%	01/01/2059	2,160	2,247,127
Series 2025 E, RB(i)	5.50%	01/01/2055	1,725	1,811,786
Chicago (City of), IL Board of Education;
Series 2017 H, GO Bonds	5.00%	12/01/2036	1,705	1,699,150
Series 2018 A, Ref. GO Bonds	5.00%	12/01/2035	750	742,615
Gilberts (Village of), IL Special Service Area No. 24 (The Conservancy); Subseries 2014 A, RB	5.38%	03/01/2034	460	445,012
Illinois (State of);
Series 2016, GO Bonds	5.00%	11/01/2036	1,120	1,134,242
Series 2017 C, GO Bonds	5.00%	11/01/2029	265	274,556
Series 2017 D, GO Bonds	5.00%	11/01/2026	1,115	1,135,832
Series 2018 A, GO Bonds	5.00%	05/01/2030	1,225	1,283,350
Series 2020, GO Bonds	5.50%	05/01/2039	1,385	1,480,159
Illinois (State of) Development Finance Authority (CITGO Petroleum Corp.); Series 2002, RB(i)	8.00%	06/01/2032	360	360,480
Illinois (State of) Finance Authority (Lutheran Communities Obligated Group);
Series 2019 A, Ref. RB (Acquired 11/27/2019; Cost $62,130)(d)	5.00%	11/01/2040	60	41,550
Series 2019 A, Ref. RB (Acquired 04/14/2020-10/05/2022; Cost $1,024,957)(d)	5.00%	11/01/2049	1,220	844,850
Illinois (State of) Finance Authority (Mercy Health Corp.); Series 2016, Ref. RB	5.00%	12/01/2046	4,075	4,082,981
Illinois (State of) Finance Authority (Park Place of Elmhurst); Series 2016, RB	5.13%	05/15/2060	875	643,392
Illinois (State of) Sports Facilities Authority (The); Series 2014, Ref. RB (INS - AGI)(f)	5.25%	06/15/2031	1,205	1,207,218
				23,546,988
Indiana–1.51%
Fishers Town Hall Building Corp.; Series 2023 A, RB (INS - BAM)(f)	5.63%	07/15/2053	2,435	2,691,184
Indiana (State of) Finance Authority (Indiana University Health Obligated Group); Series 2019 A, RB	4.00%	12/01/2049	2,410	2,173,345
Indiana (State of) Finance Authority (KIPP Indianapolis, Inc.); Series 2020 A, RB	5.00%	07/01/2040	125	121,941
Indiana (State of) Finance Authority (U.S. Steel Corp.); Series 2012, RB(i)	5.75%	08/01/2042	240	240,105
Indianapolis Local Public Improvement Bond Bank; Series 2025, Ref. RB	5.25%	01/01/2055	820	865,458
Northern Indiana Commuter Transportation District; Series 2024, RB	5.25%	01/01/2049	1,680	1,792,780
Whiting (City of), IN (BP Products North America, Inc.); Series 2015, RB(b)(i)	4.40%	06/10/2031	620	655,163
				8,539,976
Iowa–1.46%
Iowa (State of) Board of Regents (University of Iowa Hospital & Clinics); Series 2022 B, RB	3.00%	09/01/2056	615	453,956
See accompanying notes which are an integral part of this schedule.
Invesco Municipal Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Iowa–(continued)
Iowa (State of) Finance Authority (Alcoa, Inc.); Series 2012, RB	4.75%	08/01/2042	$1,245	$1,245,024
Iowa (State of) Finance Authority (Iowa Fertilizer Co.); Series 2022, Ref. RB(b)(o)	5.00%	12/01/2032	2,740	3,152,490
Iowa (State of) Tobacco Settlement Authority;
Series 2021 A-2, Ref. RB	4.00%	06/01/2034	1,300	1,318,601
Series 2021 A-2, Ref. RB	4.00%	06/01/2049	300	256,157
PEFA, Inc.; Series 2019, RB(b)	5.00%	09/01/2026	1,805	1,823,894
				8,250,122
Kentucky–1.29%
Henderson (City of), KY (Pratt Paper LLC); Series 2022 A, RB(e)(i)	4.70%	01/01/2052	670	638,970
Kentucky (Commonwealth of) Economic Development Finance Authority (Louisville Arena Authority, Inc.); Series 2017 A, Ref. RB (INS - AGI)(f)	5.00%	12/01/2047	530	530,006
Kentucky (Commonwealth of) Economic Development Finance Authority (Next Generation Kentucky Information Highway);
Series 2015 A, RB	5.00%	07/01/2037	1,110	1,111,037
Series 2015 A, RB	5.00%	07/01/2040	985	985,651
Series 2015 A, RB	5.00%	01/01/2045	1,335	1,335,361
Kentucky (Commonwealth of) Public Energy Authority;
Series 2023 A-1, Ref. RB(b)	5.25%	02/01/2032	1,650	1,790,830
Series 2025 B, RB	5.00%	12/01/2033	865	905,465
				7,297,320
Louisiana–1.00%
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (St. James Parish Gomesa); Series 2019, RB(e)	3.90%	11/01/2044	660	600,608
Louisiana (State of) Public Facilities Authority (I-10 Calcasieu River Bridge); Series 2024, RB(i)	5.50%	09/01/2059	2,660	2,719,197
Louisiana (State of) Public Facilities Authority (Ochsner Clinic Foundation); Series 2025, Ref. RB	5.50%	05/15/2050	1,715	1,844,601
New Orleans (City of), LA Aviation Board (Parking Facilities Corp. Consolidated Garage System); Series 2018 A, RB (INS - AGI)(f)	5.00%	10/01/2048	495	502,322
				5,666,728
Maryland–1.83%
Brunswick (City of), MD (Brunswick Crossing); Series 2019, RB	5.00%	07/01/2036	384	391,168
Howard (County of), MD Housing Commission (Social Bonds); Series 2024, RB	4.13%	12/01/2043	1,000	970,264
Maryland (State of) Health & Higher Educational Facilities Authority (MedStar Health); Series 2017 A, RB	5.00%	05/15/2045	995	1,000,623
Maryland (State of) Health & Higher Educational Facilities Authority (Stevenson University); Series 2021 A, Ref. RB	4.00%	06/01/2041	375	348,039
Maryland (State of) Health & Higher Educational Facilities Authority (University of Maryland Medical System); Series 2025, Ref. RB	5.25%	07/01/2052	1,035	1,092,773
Maryland Economic Development Corp. (Purple Line) (Green Bonds); Series 2022 B, RB(i)	5.25%	06/30/2055	1,385	1,378,914
Prince George’s (County of), MD (Collington Episcopal Life Care Community, Inc.); Series 2017, Ref. RB	5.00%	04/01/2029	905	910,128
Washington (State of) Suburban Sanitary Commission; Series 2015 B, VRD RB(l)	1.30%	06/01/2027	4,290	4,290,000
				10,381,909
Massachusetts–3.57%
Massachusetts (Commonwealth of); Series 2024, RB(g)	5.00%	06/01/2053	4,585	4,774,327
Massachusetts (Commonwealth of) Development Finance Agency (Boston Medical Center) (Green Bopnds); Series 2023, Ref. RB	5.25%	07/01/2048	1,455	1,472,126
Massachusetts (Commonwealth of) Development Finance Agency (Massachusetts Institute of Technology); Series 2002 K, RB(g)	5.50%	07/01/2032	2,500	2,965,431
Massachusetts (Commonwealth of) Development Finance Agency (Milford Regional Medical Center); Series 2020, Ref. RB(b)(o)	5.00%	07/15/2030	245	271,442
Massachusetts (Commonwealth of) Health & Educational Facilities Authority (Harvard University); Series 2000, VRD RB(l)	0.25%	07/01/2035	3,510	3,510,000
Massachusetts (Commonwealth of) Port Authority;
Series 2019 A, Ref. RB(i)	5.00%	07/01/2040	1,000	1,032,813
Series 2021 E, RB(i)	5.00%	07/01/2046	1,060	1,081,728
Massachusetts (Commonwealth of) School Building Authority; Series 2025, RB	5.50%	02/15/2055	4,700	5,117,544
				20,225,411
See accompanying notes which are an integral part of this schedule.
Invesco Municipal Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Michigan–3.87%
Academy of Warren; Series 2020 A, RB(e)	5.50%	05/01/2050	$250	$225,223
Lansing (City of), MI; Series 2024, RB(g)	5.25%	07/01/2054	3,575	3,833,742
Michigan (State of);
Series 2023, RB	5.00%	11/15/2046	2,800	2,964,408
Series 2024, RB(g)	5.50%	11/15/2049	3,120	3,399,574
Michigan (State of) Finance Authority (Landmark Academy);
Series 2020, Ref. RB	5.00%	06/01/2035	295	297,732
Series 2020, Ref. RB	5.00%	06/01/2045	490	454,522
Michigan (State of) Housing Development Authority; Series 2025, RB(g)	5.10%	10/01/2053	1,950	1,998,753
Michigan (State of) Strategic Fund (Green Bonds); Series 2021, RB(b)(i)	4.00%	10/01/2026	2,520	2,518,268
Michigan State Housing Development Authority;
Series 2025, RB(g)	5.10%	06/01/2056	3,020	3,067,729
Series 2025, RB(g)	5.40%	10/01/2060	3,045	3,153,013
				21,912,964
Minnesota–0.75%
Bethel (City of), MN (Spectrum High School);
Series 2017 A, Ref. RB	4.25%	07/01/2047	305	259,560
Series 2017 A, Ref. RB	4.38%	07/01/2052	500	416,089
Duluth (City of), MN Economic Development Authority (Essentia Health Obligated Group); Series 2018, Ref. RB	5.00%	02/15/2048	595	601,138
Minnesota Agricultural & Economic Development Board (Healthpartners Obligated Group); Series 2024, RB	5.25%	01/01/2054	2,100	2,184,036
St. Paul (City of), MN Housing & Redevelopment Authority (Higher Ground Academy); Series 2023, Ref. RB	5.50%	12/01/2057	500	501,032
St. Paul (City of), MN Housing & Redevelopment Authority (Hope Community Academy); Series 2020, RB	5.00%	12/01/2055	425	309,110
				4,270,965
Mississippi–0.28%
Mississippi (State of) Development Bank (Greenwood Leflore); Series 2025, RB (INS - BAM)(f)	5.25%	03/01/2055	855	890,397
Mississippi Business Finance Corp. (System Energy Resources, Inc.); Series 2021, RB	2.38%	06/01/2044	1,120	724,582
				1,614,979
Missouri–2.03%
Kansas City (City of), MO Industrial Development Authority (Downtown Redevelopment District);
Series 2011 A, Ref. RB	5.50%	09/01/2027	750	752,859
Series 2011 A, Ref. RB	5.50%	09/01/2028	1,515	1,521,079
Kansas City (City of), MO Industrial Development Authority (Kansas City International Airport);
Series 2019 B, RB(i)	5.00%	03/01/2046	4,740	4,785,045
Series 2019 B, RB (INS - AGI)(f)(i)	5.00%	03/01/2049	1,005	1,013,746
Kirkwood (City of), MO Industrial Development Authority (Aberdeen Heights); Series 2017 A, Ref. RB	5.25%	05/15/2050	510	451,656
Missouri (State of) Health & Educational Facilities Authority (Lutheran Senior Services); Series 2019, Ref. RB	5.00%	02/01/2048	330	319,701
St. Louis (County of), MO Industrial Development Authority (Friendship Village West County); Series 2018 A, RB	5.00%	09/01/2038	1,845	1,874,260
Taney (County of), MO Industrial Development Authority (Big Cedar Infrastructure); Series 2023, RB(e)	6.00%	10/01/2049	770	771,469
				11,489,815
Nebraska–1.59%
Central Plains Energy Project (No. 3); Series 2017 A, Ref. RB	5.00%	09/01/2042	4,210	4,525,801
Central Plains Energy Project (No. 5); Series 2022-1, RB(b)	5.00%	10/01/2029	825	868,225
Nebraska Investment Finance Authority (Social Bonds); Series 2023 G, RB (CEP - GNMA)	5.35%	09/01/2048	1,030	1,073,452
Omaha Public Power District; Series 2025, RB(g)(j)	5.25%	02/01/2053	2,425	2,563,974
				9,031,452
Nevada–1.30%
Clark (County of), NV Water Reclamation District; Series 2024, GO Bonds(g)	5.00%	07/01/2053	5,185	5,409,064
Las Vegas Valley Water District; Series 2025, GO Bonds(g)	5.25%	06/01/2055	1,210	1,297,004
See accompanying notes which are an integral part of this schedule.
Invesco Municipal Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Nevada–(continued)
Nevada (State of) Department of Business & Industry (Green Bonds); Series 2025, RB(b)(i)	12.00%	11/02/2026	$745	$633,250
				7,339,318
New Hampshire–0.52%
New Hampshire (State of) Business Finance Authority; Series 2020-1A, RB	4.13%	01/20/2034	291	296,579
New Hampshire (State of) Business Finance Authority (Social Bonds); Series 2022-1A, RB	4.38%	09/20/2036	1,595	1,622,761
New Hampshire (State of) Housing Finance Authority (Social Bonds); Series 2023 D, RB (CEP - GNMA)	5.13%	07/01/2053	1,000	1,019,535
				2,938,875
New Jersey–8.26%
East Orange (City of), NJ Board of Education; Series 1998, COP (INS - AGI)(f)(h)	0.00%	02/01/2028	2,850	2,650,637
Essex (County of), NJ Improvement Authority; Series 2004, Ref. RB (INS - NATL)(f)	5.50%	10/01/2028	1,000	1,082,498
Garden State Preservation Trust; Series 2005 A, RB (INS - AGI)(f)	5.75%	11/01/2028	635	669,838
New Jersey (State of) Economic Development Authority;
Series 2004 A, RB (INS - BHAC)(f)(g)	5.25%	07/01/2026	7,000	7,104,863
Series 2005 N-1, Ref. RB (INS - AMBAC)(f)	5.50%	09/01/2026	1,500	1,532,034
New Jersey (State of) Economic Development Authority (Continental Airlines, Inc.);
Series 1999, RB(i)	5.25%	09/15/2029	320	320,418
Series 2012, RB(i)	5.75%	09/15/2027	350	350,586
New Jersey (State of) Economic Development Authority (Kapkowski Road Landfill); Series 2002, Ref. RB	5.75%	04/01/2031	1,000	1,005,302
New Jersey (State of) Economic Development Authority (The Goethals Bridge Replacement);
Series 2013, RB(i)	5.13%	01/01/2034	1,250	1,252,112
Series 2013, RB(i)	5.38%	01/01/2043	1,250	1,251,141
New Jersey (State of) Health Care Facilities Financing Authority (Inspira Health Obligated Group); Series 2017, RB	4.00%	07/01/2047	3,835	3,589,914
New Jersey (State of) Transportation Trust Fund Authority;
Series 2009 A, RB(h)	0.00%	12/15/2039	6,000	3,470,502
Series 2010 A, RB(h)	0.00%	12/15/2030	1,600	1,372,838
Series 2010 A, RB(h)	0.00%	12/15/2031	3,000	2,491,900
Series 2024 CC, RB	5.25%	06/15/2050	1,575	1,669,875
Series 2024 CC, RB	5.25%	06/15/2055	1,560	1,646,517
New Jersey (State of) Turnpike Authority;
Series 2005 A, Ref. RB (INS - AGI)(f)	5.25%	01/01/2027	705	725,508
Series 2025 A, RB	5.25%	01/01/2050	1,275	1,380,812
Rahway Valley Sewerage Authority (The); Series 2005 A, RB (INS - NATL)(f)(h)	0.00%	09/01/2032	5,000	4,034,425
Rutgers The State University of New Jersey; Series 2009 G, VRD RB(l)	0.02%	05/01/2039	3,000	3,000,000
Tobacco Settlement Financing Corp.;
Series 2018 A, Ref. RB	5.00%	06/01/2046	2,935	2,921,406
Series 2018 A, Ref. RB	5.25%	06/01/2046	1,670	1,675,422
Series 2018 B, Ref. RB	5.00%	06/01/2046	1,625	1,580,086
				46,778,634
New York–25.29%
Battery Park (City of), NY Authority; Series 2019 D-1, Ref. VRD RB(l)	1.63%	11/01/2038	3,300	3,300,000
Build NYC Resource Corp. (Brooklyn Navy Yard); Series 2019, Ref. RB (LOC - Santander Bank N.A.)(e)(i)(p)	5.25%	12/31/2033	400	403,639
City of New York NY; Series 2025, GO Bonds(g)	5.25%	02/01/2053	5,000	5,263,420
Erie Tobacco Asset Securitization Corp.; Series 2005 A, RB	5.00%	06/01/2045	2,710	2,247,509
Metropolitan Transportation Authority (Green Bonds);
Series 2016 A-1, RB	5.00%	11/15/2041	1,980	1,988,278
Series 2020 C-1, RB	5.25%	11/15/2055	1,335	1,373,944
New York & New Jersey (States of) Port Authority;
Eighty-Fifth Series 1993, RB (INS - NATL)(f)	5.38%	03/01/2028	785	816,951
Series 2020 221, RB(i)	4.00%	07/15/2060	2,345	2,044,807
See accompanying notes which are an integral part of this schedule.
Invesco Municipal Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York–(continued)
New York (City of), NY;
Series 2021-3, VRD GO Bonds(l)	1.25%	04/01/2042	$6,600	$6,600,000
Series 2025, RB(g)	5.25%	04/01/2047	1,505	1,582,943
Subseries 2014 I-2, VRD GO Bonds(l)	1.40%	03/01/2040	2,000	2,000,000
Subseries 2017 B-5, VRD GO Bonds(l)	1.20%	10/01/2046	1,160	1,160,000
Subseries 2019 B-3, VRD GO Bonds(l)	1.25%	10/01/2046	5,400	5,400,000
Subseries 2022 D-1, GO Bonds(g)	5.25%	05/01/2038	1,355	1,501,067
Subseries 2022 D-1, GO Bonds(g)	5.25%	05/01/2042	2,305	2,475,532
New York (City of), NY Municipal Water Finance Authority;
Series 2010, VRD RB(l)	1.25%	06/15/2043	2,000	2,000,000
Series 2020 BB-1, RB	4.00%	06/15/2050	1,675	1,545,899
Series 2025, RB(g)	5.00%	06/15/2050	4,935	5,111,604
Subseries 2025 AA-1, RB	5.25%	06/15/2055	7,500	7,988,037
New York (City of), NY Transitional Finance Authority;
Series 2018, VRD RB(l)	1.40%	08/01/2042	2,000	2,000,000
Series 2019 B-1, RB	4.00%	11/01/2045	860	821,308
Series 2023 F-1, RB	4.00%	02/01/2051	2,540	2,342,204
New York (State of) Dormitory Authority;
Series 2017 B, Ref. RB(b)(o)	4.00%	08/15/2027	5	5,120
Series 2017 B, Ref. RB(b)(o)	4.00%	08/15/2027	5	5,120
Series 2017 B, Ref. RB	4.00%	02/15/2047	1,935	1,782,161
Series 2018 E, RB(g)	5.00%	03/15/2046	5,715	5,859,665
New York (State of) Dormitory Authority (Memorial Sloan Kettering Cancer); Series 2022 1-B, RB	4.00%	07/01/2051	3,640	3,346,754
New York (State of) Dormitory Authority (White Plains Hospital Obligated Group); Series 2024, RB (INS - AGI)(f)	5.50%	10/01/2054	340	365,584
New York (State of) Power Authority (Green Bonds);
Series 2020 A, Ref. RB	4.00%	11/15/2045	3,675	3,517,677
Series 2020 A, Ref. RB	4.00%	11/15/2055	4,185	3,822,292
New York (State of) Power Authority (Green Transmission) (Green Bonds); Series 2023, RB (INS - AGI)(f)	5.00%	11/15/2053	1,705	1,784,831
New York (State of) Thruway Authority;
Series 2019 B, RB	4.00%	01/01/2050	5,400	4,935,889
Series 2019 B, RB (INS - AGI)(f)	4.00%	01/01/2050	2,625	2,396,086
New York (State of) Thruway Authority (Group 3); Series 2021 A-1, Ref. RB	4.00%	03/15/2046	2,485	2,337,206
New York Counties Tobacco Trust IV;
Series 2005 A, RB	5.00%	06/01/2045	285	223,591
Series 2010 A, RB(e)	6.25%	06/01/2041	1,179	1,138,222
New York Counties Tobacco Trust VI; Series 2016 A-1, Ref. RB	5.75%	06/01/2043	3,170	3,084,857
New York Liberty Development Corp. (3 World Trade Center); Series 2014-1, Ref. RB(e)	5.00%	11/15/2044	5,735	5,735,021
New York State Urban Development Corp. (Bidding Group 3); Series 2021 A, Ref. RB	4.00%	03/15/2045	1,675	1,580,102
New York Transportation Development Corp. (American Airlines, Inc. John F. Kennedy International Airport);
Series 2016, Ref. RB(i)	5.00%	08/01/2026	350	350,091
Series 2016, Ref. RB(i)	5.00%	08/01/2031	1,440	1,440,708
Series 2020, Ref. RB(i)	5.25%	08/01/2031	410	425,317
Series 2020, Ref. RB(i)	5.38%	08/01/2036	940	982,257
New York Transportation Development Corp. (Delta Air Lines, Inc. LaGuardia Airport Terminals C&D Redevelopment);
Series 2018, RB(i)	5.00%	01/01/2033	2,100	2,154,532
Series 2018, RB(i)	5.00%	01/01/2034	2,320	2,370,981
Series 2018, RB(i)	5.00%	01/01/2036	1,220	1,240,395
Series 2020, RB(i)	4.38%	10/01/2045	1,175	1,108,632
New York Transportation Development Corp. (John F. Kennedy International Airport New Terminal One) (Green Bonds);
Series 2023, RB(i)	5.38%	06/30/2060	2,115	2,122,557
Series 2024, RB(i)	5.50%	06/30/2054	1,600	1,623,761
Series 2024, RB(i)	5.50%	06/30/2060	1,645	1,667,371
New York Transportation Development Corp. (John F. Kennedy International Airport) (Green Bonds);
Series 2025, RB (INS - AGI)(f)(i)	5.50%	06/30/2059	1,725	1,810,371
Series 2025, RB(i)	6.00%	06/30/2059	1,725	1,834,282
See accompanying notes which are an integral part of this schedule.
Invesco Municipal Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York–(continued)
New York Transportation Development Corp. (LaGuardia Airport Terminal B Redevelopment);
Series 2016 A, RB(i)	5.00%	07/01/2046	$3,235	$3,227,037
Series 2016 A, RB(i)	5.25%	01/01/2050	1,775	1,774,982
New York Transportation Development Corp. (Terminal 4 JFK International Airport) (Green Bonds); Series 2024, Ref. RB(i)	5.50%	12/31/2060	70	71,556
New York Transportation Development Corp. (Terminal 4 John F. Kennedy International Airport); Series 2022, RB(i)	5.00%	12/01/2038	1,870	1,980,064
Rockland Tobacco Asset Securitization Corp.; Series 2001, RB	5.75%	08/15/2043	1,660	1,682,082
Triborough Bridge & Tunnel Authority;
Series 2021 A-1, Ref. RB	5.00%	05/15/2051	1,740	1,795,347
Series 2025, RB(g)	5.50%	11/15/2053	2,650	2,901,047
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels);
Series 2020 A, RB	5.00%	11/15/2054	750	770,538
Series 2025, RB(g)	5.25%	05/15/2062	5,390	5,622,736
Triborough Bridge & Tunnel Authority (TBTA Capital Lockbox Fund); Series 2025, RB	5.50%	12/01/2059	515	555,315
TSASC, Inc.; Series 2016 B, Ref. RB	5.00%	06/01/2045	2,125	1,890,045
				143,289,324
North Carolina–0.21%
North Carolina (State of) Turnpike Authority (Triangle Expressway System); Series 2024, RB (INS - AGI)(f)(h)	0.00%	01/01/2051	3,910	1,172,012
North Dakota–0.35%
Ward (County of), ND (Trinity Obligated Group);
Series 2017 C, RB	5.00%	06/01/2048	1,175	1,122,979
Series 2017 C, RB	5.00%	06/01/2053	910	853,360
				1,976,339
Ohio–6.37%
Buckeye Tobacco Settlement Financing Authority;
Series 2020 A-2, Ref. RB	4.00%	06/01/2048	4,115	3,579,853
Series 2020 B-2, Ref. RB	5.00%	06/01/2055	7,875	6,642,782
Chillicothe (City of), OH (Adena Health System Obligated Group); Series 2017, Ref. RB	5.00%	12/01/2037	1,265	1,286,529
Cleveland (City of), OH (Continental Airlines, Inc.); Series 1998, RB(i)	5.38%	09/15/2027	805	806,116
Columbus (City of) & Franklin (County of), OH Finance Authority (Easton); Series 2020, RB(e)	5.00%	06/01/2028	485	489,391
Columbus Regional Airport Authority (John Glenn Columbus International Airport); Series 2025, Ref. RB(i)	5.50%	01/01/2050	2,845	3,024,731
County of Franklin OH; Series 2025, RB(g)	5.25%	11/01/2055	2,080	2,200,243
Cuyahoga (County of), OH (MetroHealth System);
Series 2017, Ref. RB	5.25%	02/15/2047	1,140	1,116,412
Series 2017, Ref. RB	5.50%	02/15/2057	845	838,788
Fayette (County of), OH (Adena Health System Obligated Group); Series 2025, RB (INS - AGI)(f)	5.25%	12/01/2049	990	1,035,805
Franklin (County of), OH (Nationwide Children’s Hospital); Series 2019, RB	5.00%	11/01/2048	1,360	1,498,126
Hamilton (County of), OH (Cincinnati Children’s Hospital); Series 2019 CC, RB	5.00%	11/15/2049	1,645	1,799,044
Hamilton (County of), OH (Life Enriching Communities); Series 2016, Ref. RB	5.00%	01/01/2046	3,440	3,367,426
Montgomery (County of), OH (Trousdale Foundation Properties); Series 2018 A, RB (Acquired 08/29/2018; Cost $1,097,131)(c)(d)(e)	6.00%	04/01/2038	1,119	13,991
Muskingum (County of), OH (Genesis Healthcare System); Series 2013, RB	5.00%	02/15/2044	920	914,855
Ohio (State of) (University Hospitals Health System, Inc.); Series 2020 A, Ref. RB	4.00%	01/15/2050	2,515	2,155,232
Ohio (State of) Housing Finance Agency (Covenant House Apartments); Series 2008 C, RB (CEP - GNMA)(i)	5.85%	09/20/2028	180	180,156
Ohio (State of) Housing Finance Agency (Social Bonds); Series 2024, RB (CEP - GNMA)	7.00%	03/01/2049	1,000	1,175,862
Ohio (State of) Municipal Electric Generation Agency (Joint Venture 5); Series 2001, Beneficial Interest Ctfs. (INS - NATL)(f)(h)	0.00%	02/15/2030	1,000	867,026
Ohio State University (The);
Series 2010 D, RB(o)	5.00%	12/01/2030	45	50,032
Series 2010 D, RB	5.00%	12/01/2030	955	1,067,480
Series 2023, VRD Ref. RB(l)	1.80%	06/01/2043	2,000	2,000,000
				36,109,880
See accompanying notes which are an integral part of this schedule.
Invesco Municipal Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Oklahoma–1.64%
Oklahoma (State of) Development Finance Authority (OU Medicine); Series 2018 B, RB	5.50%	08/15/2052	$3,780	$3,795,733
Oklahoma (State of) Turnpike Authority; Series 2025 A, RB	5.25%	01/01/2050	855	919,563
Oklahoma (State of) Water Resources Board (2019 Master Trust); Series 2023, RB	4.13%	04/01/2053	895	842,590
Oklahoma Turnpike Authority; Series 2025, RB(g)	5.25%	01/01/2050	2,600	2,796,332
Tulsa (City of), OK Airports Improvement Trust;
Series 2000 A, Ref. RB(i)	5.50%	06/01/2035	330	330,248
Series 2001 C, Ref. RB(i)	5.50%	12/01/2035	620	620,437
				9,304,903
Ontario–0.14%
Affordable Housing Tax-Exempt Bond Pass-Thru Trust; Series 2023-1, RB(e)	6.00%	10/05/2040	788	798,962
Oregon–0.35%
Clackamas (County of), OR Hospital Facility Authority (Rose Villa); Series 2020 A, Ref. RB	5.38%	11/15/2055	500	491,664
Portland (Port of), OR (Green Bonds); Twenty Ninth Series 2023, RB(i)	5.50%	07/01/2053	1,425	1,499,848
				1,991,512
Pennsylvania–3.86%
Allegheny (County of), PA Airport Authority (Pittsburgh Airport); Series 2023 A, RB (INS - AGI)(f)(i)	5.50%	01/01/2048	1,340	1,413,766
Allegheny (County of), PA Airport Authority (Pittsburgh International Airport); Series 2023 A, RB (INS - AGI)(f)(i)	5.50%	01/01/2053	2,530	2,646,166
Allegheny (County of), PA Hospital Development Authority (Allegheny Health Network Obligated Group Issue); Series 2018 A, Ref. RB	4.00%	04/01/2044	2,905	2,703,319
Coatesville School District; Series 2020 A, GO Bonds (INS - BAM)(f)(h)	0.00%	10/01/2036	650	413,815
Lancaster (County of), PA Hospital Authority (Penn State Health); Series 2021, RB	5.00%	11/01/2046	515	520,556
Pennsylvania (Commonwealth of) Economic Development Financing Authority (Penndot Major Bridges);
Series 2022, RB(i)	5.50%	06/30/2039	1,985	2,129,409
Series 2022, RB(i)	5.25%	06/30/2053	2,015	2,049,584
Series 2022, RB (INS - AGI)(f)(i)	5.00%	12/31/2057	1,010	1,028,080
Pennsylvania (Commonwealth of) Economic Development Financing Authority (UPMC);
Series 2021 A, Ref. RB	4.00%	10/15/2039	660	649,418
Series 2023 A-2, RB	4.00%	05/15/2048	545	486,709
Pennsylvania (Commonwealth of) Turnpike Commission;
Series 2014 A, RB	4.75%	12/01/2037	990	1,006,502
Series 2014 A-2, RB	5.13%	12/01/2039	2,000	2,118,170
Series 2021 A, RB	4.00%	12/01/2050	915	834,030
Philadelphia (City of), PA; Series 2017 B, Ref. RB(i)	5.00%	07/01/2047	525	525,732
Philadelphia (City of), PA Authority for Industrial Development (St. Joseph’s University); Series 2022, RB	5.50%	11/01/2060	1,670	1,748,122
Philadelphia (City of), PA Authority for Industrial Development (String Theory Charter School); Series 2020, Ref. RB(e)	5.00%	06/15/2050	400	368,480
Philadelphia (City of), PA Authority for Industrial Development (University of the Sciences); Series 2017, RB	5.00%	11/01/2047	1,230	1,206,733
				21,848,591
Puerto Rico–5.06%
Children’s Trust Fund;
Series 2002, RB	5.50%	05/15/2039	2,095	2,123,756
Series 2002, RB	5.63%	05/15/2043	1,490	1,514,571
Series 2005 A, RB(h)	0.00%	05/15/2050	5,915	1,220,128
Series 2005 B, RB(h)	0.00%	05/15/2055	2,540	308,717
Series 2008 A, RB(h)	0.00%	05/15/2057	20,965	1,001,515
Series 2008 B, RB(h)	0.00%	05/15/2057	37,695	1,139,399
Puerto Rico (Commonwealth of);
Series 2021 A-1, GO Bonds	5.63%	07/01/2027	1,170	1,196,914
Series 2021 A-1, GO Bonds	4.00%	07/01/2035	1,260	1,251,640
Series 2021 A-1, GO Bonds	4.00%	07/01/2037	980	942,194
Subseries 2022, RN(h)	0.00%	11/01/2043	112	71,658
See accompanying notes which are an integral part of this schedule.
Invesco Municipal Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Puerto Rico–(continued)
Puerto Rico (Commonwealth of) Electric Power Authority;
Series 2007 VV, Ref. RB (INS - AGI)(f)	5.25%	07/01/2031	$1,995	$2,034,746
Series 2007 VV, Ref. RB (INS - NATL)(f)	5.25%	07/01/2032	1,225	1,241,329
Puerto Rico Sales Tax Financing Corp.;
Series 2018 A-1, RB(h)	0.00%	07/01/2027	322	305,324
Series 2018 A-1, RB(h)	0.00%	07/01/2029	1,495	1,325,070
Series 2018 A-1, RB(h)	0.00%	07/01/2033	2,458	1,866,461
Series 2018 A-1, RB(h)	0.00%	07/01/2046	8,305	2,831,986
Series 2018 A-1, RB(h)	0.00%	07/01/2051	10,905	2,717,708
Series 2018 A-1, RB	4.75%	07/01/2053	1,805	1,718,362
Series 2018 A-1, RB	5.00%	07/01/2058	1,955	1,906,058
Series 2019 A-2, RB	4.33%	07/01/2040	1,230	1,199,719
Series 2019 A-2, RB	4.78%	07/01/2058	825	778,858
				28,696,113
Rhode Island–0.39%
Tobacco Settlement Financing Corp.; Series 2015 B, Ref. RB	5.00%	06/01/2050	2,185	2,181,936
South Carolina–1.05%
Patriots Energy Group Financing Agency; Series 2023 A-1, RB(b)	5.25%	08/01/2031	1,940	2,115,297
South Carolina (State of) Jobs-Economic Development Authority (Novant Health Obligated Group); Series 2024, RB	5.50%	11/01/2054	495	527,260
South Carolina (State of) Public Service Authority (Santee Cooper); Series 2024 B, Ref. RB	5.25%	12/01/2054	3,155	3,319,201
				5,961,758
South Dakota–0.73%
South Dakota (State of) Health & Educational Facilities Authority (Avera Health); Series 2017, Ref. RB	5.00%	07/01/2046	2,040	2,057,753
South Dakota (State of) Health & Educational Facilities Authority (Sanford Obligated Group); Series 2014 B, RB	5.00%	11/01/2044	1,005	1,005,286
South Dakota (State of) Housing Development Authority; Series 2023 G, RB (CEP - GNMA)	4.90%	11/01/2043	1,055	1,082,712
				4,145,751
Tennessee–3.62%
Chattanooga (City of), TN Health, Educational & Housing Facility Board (Erlanger Health System); Series 2024, Ref. RB	5.25%	12/01/2054	2,380	2,482,406
Greeneville (Town of), TN Health & Educational Facilities Board (Ballad Health Obligated Group); Series 2018 A, Ref. RB	5.00%	07/01/2037	1,800	1,858,100
Kingsport (City of), TN; Series 2023, GO Bonds	4.13%	03/01/2053	2,035	1,928,330
Knox (County of) & Knoxville (City of), TN City Sports Authority; Series 2024, RB(g)	6.00%	12/01/2054	6,825	7,594,054
Knoxville (City of), TN; Series 2022 OO, RB	4.00%	07/01/2052	3,225	2,976,701
Metropolitan Nashville Airport Authority (The); Series 2019 B, RB(i)	5.00%	07/01/2054	940	948,417
Tennessee Energy Acquisition Corp.; Series 2021 A, RB(b)	5.00%	11/01/2031	2,510	2,706,889
				20,494,897
Texas–13.61%
Arlington Higher Education Finance Corp. (Basis Texas Charter Schools, Inc.); Series 2025, Ref. RB(e)	5.88%	06/15/2065	1,500	1,519,598
Aubrey Independent School District; Series 2022, GO Bonds (CEP - Texas Permanent School Fund)	4.00%	02/15/2052	1,430	1,324,852
Austin (City of), TX; Series 2022, RB(i)	5.25%	11/15/2047	1,180	1,226,285
Central Texas Regional Mobility Authority; Series 2020 A, Ref. RB	5.00%	01/01/2049	980	1,002,249
City of San Antonio TX Electric & Gas Systems Revenue; Series 2025, RB(g)(j)	5.50%	02/01/2050	1,220	1,313,096
Clifton Higher Education Finance Corp. (Idea Public Schools); Series 2021 T, RB (CEP - Texas Permanent School Fund)	4.00%	08/15/2050	1,360	1,239,740
Clifton Higher Education Finance Corp. (International Leadership of Texas); Series 2025, Ref. RB (CEP - Texas Permanent School Fund)	5.25%	02/15/2049	520	545,167
Crowley Independent School District; Series 2023, GO Bonds (CEP - Texas Permanent School Fund)	4.25%	02/01/2053	1,650	1,595,870
Dallas & Fort Worth (Cities of), TX (Dallas/Fort Worth International Airport); Series 2025 A-1, RB(i)	5.50%	11/01/2050	1,555	1,664,673
Denton (County of), TX; Series 2023, Ref. GO Bonds	4.00%	07/15/2048	4,250	4,027,011
El Paso (City of), TX; Series 2022 A, RB	4.00%	03/01/2048	3,065	2,881,864
Grand Parkway Transportation Corp.; Series 2020, Ref. RB (INS - AGI)(f)	4.00%	10/01/2049	1,790	1,680,796
See accompanying notes which are an integral part of this schedule.
Invesco Municipal Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas–(continued)
Greater Texoma Utility Authority (City of Sherman);
Series 2023 A, RB (INS - BAM)(f)	4.38%	10/01/2053	$350	$337,869
Series 2023, RB (INS - AGI)(f)	4.25%	10/01/2053	1,430	1,352,529
Series 2024, RB (INS - BAM)(f)	4.38%	10/01/2054	990	954,170
Houston (City of), TX; Series 2023 A, Ref. RB (INS - AGI)(f)(i)	5.25%	07/01/2048	1,725	1,799,346
Houston (City of), TX (United Airlines, Inc.); Series 2024 B, RB(i)	5.50%	07/15/2038	430	465,429
Houston (City of), TX Airport System (United Airlines, Inc. Terminal E); Series 2021 A, RB(i)	4.00%	07/01/2041	585	532,615
Houston (City of), TX Airport System (United Airlines, Inc.); Series 2018, RB(i)	5.00%	07/15/2028	495	509,143
Jarrell Independent School District; Series 2023, GO Bonds (CEP - Texas Permanent School Fund)	4.25%	02/15/2053	1,360	1,290,686
Lamar Consolidated Independent School District;
Series 2023, GO Bonds	4.00%	02/15/2053	1,860	1,721,236
Series 2025, GO Bonds (INS - AGI)(f)(g)(j)	5.50%	02/15/2058	3,480	3,736,339
Lockhart Independent School District; Series 2023, GO Bonds (CEP - Texas Permanent School Fund)	4.13%	08/01/2053	1,250	1,180,152
Mansfield Independent School District; Series 2025, GO Bonds (CEP - Texas Permanent School Fund)(g)	5.25%	02/15/2055	1,900	2,037,511
Mission Economic Development Corp. (Natgasoline); Series 2018, Ref. RB(e)(i)	4.63%	10/01/2031	2,880	2,888,517
New Hope Cultural Education Facilities Finance Corp. (Buckingham Senior Living Community);
Series 2021 A-1, RB (Acquired 11/24/2021; Cost $53,293)(c)(d)	7.50%	11/15/2037	60	60,000
Series 2021, RB (Acquired 07/27/2007-11/19/2025; Cost $1,614,691)(c)(d)	2.00%	11/15/2061	1,677	721,162
New Hope Cultural Education Facilities Finance Corp. (Carillon Lifecare Community);
Series 2016, Ref. RB	5.00%	07/01/2036	650	652,252
Series 2016, Ref. RB	5.00%	07/01/2046	800	756,471
New Hope Cultural Education Facilities Finance Corp. (CHF-Collegiate Housing College Station I, LLC - Texas A&M University); Series 2014 A, RB (INS - AGI)(f)	5.00%	04/01/2046	520	520,020
New Hope Cultural Education Facilities Finance Corp. (Children’s Health System of Texas); Series 2017 A, Ref. RB	5.00%	08/15/2047	1,440	1,456,986
New Hope Cultural Education Facilities Finance Corp. (Jubilee Academic Center); Series 2021, Ref. RB(e)	4.00%	08/15/2051	1,010	778,214
New Hope Cultural Education Facilities Finance Corp. (Longhorn Village);
Series 2017, Ref. RB	5.00%	01/01/2042	495	494,396
Series 2017, Ref. RB	5.00%	01/01/2047	620	604,807
New Hope Cultural Education Facilities Finance Corp. (Presbyterian Village North);
Series 2018, Ref. RB	5.00%	10/01/2031	560	563,290
Series 2018, Ref. RB	5.00%	10/01/2032	1,015	1,020,564
Series 2020, RB	5.25%	10/01/2055	2,250	2,075,919
Northwest Independent School District; Series 2025, GO Bonds (CEP - Texas Permanent School Fund)(g)	5.25%	02/15/2055	3,250	3,477,559
San Antonio (City of), TX;
Series 2024 C, RB	5.50%	02/01/2049	850	923,374
Series 2025, RB(g)	5.25%	02/01/2046	1,300	1,376,461
Tarrant (County of), TX Hospital District;
Series 2023, GO Bonds	4.25%	08/15/2048	805	774,303
Series 2023, GO Bonds	4.25%	08/15/2053	2,280	2,178,088
Tarrant County Cultural Education Facilities Finance Corp. (Air Force Village Obligated Group);
Series 2016, Ref. RB	5.00%	05/15/2037	1,510	1,512,980
Series 2016, Ref. RB	5.00%	05/15/2045	750	715,582
Tarrant County Cultural Education Facilities Finance Corp. (C.C. Young Memorial Home); Series 2017 A, RB(c)	6.38%	02/15/2048	1,940	1,532,600
Tarrant County Cultural Education Facilities Finance Corp. (MRC Stevenson Oaks);
Series 2020, Ref. RB	6.63%	11/15/2041	85	81,717
Series 2020, Ref. RB	6.75%	11/15/2051	85	77,229
Series 2020, Ref. RB	6.88%	11/15/2055	85	77,581
Texas (State of) Transportation Commission; Series 2019, RB(h)	0.00%	08/01/2043	3,000	1,281,611
Texas (State of) Water Development Board;
Series 2022, RB(g)	5.00%	10/15/2047	3,345	3,492,916
Series 2023 A, RB	4.88%	10/15/2048	2,430	2,512,444
Texas Transportation Finance Corp; Series 2025, RB(g)	5.50%	10/01/2055	2,805	3,072,617
Travis County Cultural Education Facilities Finance Corp. (Wayside Schools); Series 2012 A, RB	5.25%	08/15/2042	10	9,946
Waco (City of), TX; Series 2023 A, Ctfs. Of Obligations	4.00%	02/01/2053	2,475	2,358,112
See accompanying notes which are an integral part of this schedule.
Invesco Municipal Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas–(continued)
Waller Consolidated Independent School District; Series 2023, GO Bonds (INS - BAM)(f)	4.00%	02/15/2053	$3,360	$3,104,354
				77,090,298
Utah–2.36%
Black Desert Public Infrastructure District; Series 2021 A, GO Bonds(e)	4.00%	03/01/2051	500	412,824
Downtown Revitalization Public Infrastructure District; Series 2025, RB (INS - AGI)(f)(g)(j)	5.50%	06/01/2050	1,940	2,105,389
Military Installation Development Authority; Series 2021 A-2, RB	4.00%	06/01/2052	500	418,998
Salt Lake City (City of), UT;
Series 2021 A, RB(i)	5.00%	07/01/2046	835	852,116
Series 2023 A, RB(i)	5.50%	07/01/2053	2,870	3,009,540
Utah (County of), UT (IHC Health Services, Inc.); Series 2016 B, RB	4.00%	05/15/2047	3,300	3,067,417
Utah (State of) Charter School Finance Authority (Ogden Preparatory Academy); Series 2022 A, Ref. RB	4.38%	10/15/2047	835	788,891
Utah Housing Corp.; Series 2025, RB (CEP - GNMA)(g)	4.90%	01/01/2049	1,520	1,544,489
Utah Telecommunication Open Infrastructure Agency; Series 2022, Ref. RB	4.38%	06/01/2040	1,115	1,160,065
				13,359,729
Virginia–2.82%
Hampton (City of), VA Roads Transportation Accountability Commission; Series 2022 A, RB	4.00%	07/01/2052	2,895	2,676,343
Isle Wight (County of), VA Economic Development Authority (Riverside Health System); Series 2023, RB (INS - AGI)(f)	5.25%	07/01/2053	3,615	3,772,099
Peninsula Town Center Community Development Authority; Series 2018, Ref. RB(e)	5.00%	09/01/2045	510	506,799
Virginia (Commonwealth of) Housing Development Authority; Series 2023 F, RB (CEP - Federal Housing Administration)	5.25%	11/01/2053	1,140	1,182,873
Virginia (Commonwealth of) Small Business Financing Authority (95 Express Lanes LLC); Series 2022, Ref. RB(i)	5.00%	07/01/2038	2,250	2,361,137
Virginia (Commonwealth of) Small Business Financing Authority (I-495 Hot Lanes);
Series 2022, Ref. RB(i)	5.00%	12/31/2047	1,395	1,402,824
Series 2022, Ref. RB(i)	5.00%	12/31/2057	795	795,943
Virginia (Commonwealth of) Small Business Financing Authority (Transform 66 P3);
Series 2017, RB(i)	5.00%	12/31/2049	910	889,325
Series 2017, RB(i)	5.00%	12/31/2056	2,500	2,408,622
				15,995,965
Washington–4.59%
City of Seattle WA Municipal Light & Power Revenue; Series 2025, RB(g)	5.00%	07/01/2052	5,000	5,182,646
Grant (County of), WA; Series 2025, GO Bonds (INS - BAM)(f)	5.50%	12/01/2060	930	1,005,409
Kalispel Tribe of Indians; Series 2018 A, RB(e)	5.25%	01/01/2038	1,320	1,346,152
Seattle (Port of), WA; Series 2024, Ref. RB(i)	5.25%	07/01/2049	1,695	1,769,238
Tacoma (City of), WA; Series 2022, RB	4.00%	12/01/2047	2,785	2,653,632
Washington (State of) (Bid Group 2); Series 2024 A, GO Bonds	5.00%	08/01/2046	850	899,212
Washington (State of) Convention Center Public Facilities District; Series 2018, RB	5.00%	07/01/2048	3,480	3,494,073
Washington (State of) Health Care Facilities Authority; Series 2025 A, Ref. RB	5.25%	09/01/2050	5,000	5,232,232
Washington (State of) Health Care Facilities Authority (Seattle Cancer Care Alliance); Series 2020, Ref. RB	5.00%	09/01/2055	1,655	1,685,020
Washington (State of) Housing Finance Commission; Series 2025, RB (INS - BAM)(e)(f)	5.25%	07/01/2064	860	869,046
Washington (State of) Housing Finance Commission (Bayview Manor Homes);
Series 2016 A, Ref. RB(e)	5.00%	07/01/2046	435	408,259
Series 2016 A, Ref. RB(e)	5.00%	07/01/2051	360	328,024
Washington (State of) Housing Finance Commission (Social Certificates); Series 2021-1A, Revenue Ctfs.	3.50%	12/20/2035	1,159	1,125,944
				25,998,887
West Virginia–0.45%
Monongalia (County of), WV Commission Special District (University Town Centre Economic Opportunity Development District); Series 2020, Ref. RB(e)	7.50%	06/01/2043	815	857,790
West Virginia (State of) Hospital Finance Authority (West Virginia University Health System Obligated Group); Series 2023, RB	4.25%	06/01/2047	1,790	1,675,544
				2,533,334
See accompanying notes which are an integral part of this schedule.
Invesco Municipal Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Wisconsin–4.96%
Wisconsin (State of) Center District;
Series 2020 D, RB (INS - AGI)(f)(h)	0.00%	12/15/2050	$6,520	$1,993,412
Series 2020, RB (INS - AGI)(f)(h)	0.00%	12/15/2060	19,640	3,614,844
Series 2022, RB(e)	5.25%	12/15/2061	1,705	1,702,433
Wisconsin (State of) Health & Educational Facilities Authority (Aspirus, Inc. Obligated Group); Series 2021, RB	4.00%	08/15/2051	2,800	2,487,580
Wisconsin (State of) Health & Educational Facilities Authority (Froedtert Health); Series 2022 A, Ref. RB	4.00%	04/01/2042	2,510	2,435,597
Wisconsin (State of) Health & Educational Facilities Authority (Medical College of Wisconsin); Series 2022, Ref. RB	4.00%	12/01/2051	1,540	1,342,173
Wisconsin (State of) Housing & Economic Development Authority; Series 2023 D, RB	4.95%	11/01/2054	610	616,711
Wisconsin (State of) Public Finance Authority;
Series 2025, RB(i)	5.75%	12/31/2065	830	861,576
Series 2025, RB(i)	6.50%	12/31/2065	2,595	2,871,821
Wisconsin (State of) Public Finance Authority (American Dream at Meadowlands); Series 2017, RB(e)	6.75%	08/01/2031	915	704,550
Wisconsin (State of) Public Finance Authority (Explore Academy);
Series 2020 A, RB(e)	6.13%	02/01/2050	415	408,455
Series 2022 A, RB(e)	6.13%	02/01/2050	450	442,352
Wisconsin (State of) Public Finance Authority (Mallard Creek STEM Academy); Series 2019 A, RB(e)	5.13%	06/15/2039	625	622,350
Wisconsin (State of) Public Finance Authority (Maryland Proton Treatment Center); Series 2018 A-1, RB(e)	6.38%	01/01/2048	650	292,500
Wisconsin (State of) Public Finance Authority (Prime Healthcare Foundation, Inc.);
Series 2018 A, RB	5.20%	12/01/2037	1,675	1,716,346
Series 2018 A, RB	5.35%	12/01/2045	1,675	1,694,478
Wisconsin (State of) Public Finance Authority (Rans-Bridgewater); Series 2024, RB(e)	5.63%	12/15/2030	976	978,455
Wisconsin (State of) Public Finance Authority (Roseman University of Health Sciences); Series 2015, Ref. RB	5.75%	04/01/2035	875	875,684
Wisconsin (State of) Public Finance Authority (Wakemed Hospital); Series 2019 A, Ref. RB	5.00%	10/01/2044	2,420	2,461,497
				28,122,814
Wyoming–0.18%
University of Wyoming; Series 2021 C, RB (INS - AGI)(f)	4.00%	06/01/2044	1,065	1,036,933
Total Municipal Obligations (Cost $902,315,615)				903,755,280
			Shares
Exchange-Traded Funds–0.70%
Invesco Intermediate Municipal ETF(q)			30,758	1,591,111
Invesco Rochester High Yield Municipal ETF(q)			46,211	2,349,580
Total Exchange-Traded Funds (Cost $3,928,138)				3,940,691

Common Stocks & Other Equity Interests–0.00%
BL Train Holdings West LLC; Wts. expiring 12/01/2025 (Cost $0)(m)			6,180	0
TOTAL INVESTMENTS IN SECURITIES(r)–160.21% (Cost $906,243,753)				907,695,971
FLOATING RATE NOTE OBLIGATIONS–(22.46)%
Notes with interest and fee rates ranging from 3.33% to 3.48% at 11/30/2025 and contractual maturities of collateral ranging from 07/01/2026 to 05/15/2062(s)				(127,245,000)
VARIABLE RATE MUNI TERM PREFERRED SHARES–(36.42)%				(206,347,122)
OTHER ASSETS LESS LIABILITIES–(1.33)%				(7,521,808)
NET ASSETS APPLICABLE TO COMMON SHARES–100.00%				$566,582,041
See accompanying notes which are an integral part of this schedule.
Invesco Municipal Trust

Investment Abbreviations:
AGI	– Assured Guaranty, Inc.
AMBAC	– American Municipal Bond Assurance Corp.
BAM	– Build America Mutual Assurance Co.
BHAC	– Berkshire Hathaway Assurance Corp.
CEP	– Credit Enhancement Provider
COP	– Certificates of Participation
Ctfs.	– Certificates
ETF	– Exchange-Traded Fund
FHLMC	– Federal Home Loan Mortgage Corp.
GNMA	– Government National Mortgage Association
GO	– General Obligation
IDR	– Industrial Development Revenue Bonds
INS	– Insurer
LOC	– Letter of Credit
NATL	– National Public Finance Guarantee Corp.
RAC	– Revenue Anticipation Certificates
RB	– Revenue Bonds
Ref.	– Refunding
RN	– Revenue Notes
VRD	– Variable Rate Demand
Wts.	– Warrants
Notes to Schedule of Investments:
(a)	Calculated as a percentage of net assets. Amounts in excess of 100% are due to the Trust’s use of leverage.
(b)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(c)
Defaulted security. Currently, the issuer is in default with respect to principal and/or interest payments. The aggregate value of these securities at November 30,
2025 was $3,558,974, which represented less than 1% of the Trust’s Net Assets.

(d)	Restricted security. The aggregate value of these securities at November 30, 2025 was $3,100,916, which represented less than 1% of the Trust’s Net Assets.
(e)
Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at
November 30, 2025 was $44,044,102, which represented 7.77% of the Trust’s Net Assets.

(f)	Principal and/or interest payments are secured by the bond insurance company listed.
(g)	Underlying security related to TOB Trusts entered into by the Trust.
(h)	Zero coupon bond issued at a discount.
(i)	Security subject to the alternative minimum tax.
(j)
Security is subject to a reimbursement agreement which may require the Trust to pay amounts to a counterparty in the event of a significant decline in the market value of the security underlying the TOB Trusts. In case of a shortfall, the maximum potential amount of payments the Trust could ultimately be required to make under the agreement is $15,162,770. However, such shortfall payment would be reduced by the proceeds from the sale of the security underlying the TOB
Trusts.

(k)	Convertible capital appreciation bond. The interest rate shown represents the coupon rate at which the bond will accrue at a specified future date.
(l)
Demand security payable upon demand by the Trust at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically by the issuer or agent based on current market conditions. Rate shown is the rate in effect on November 30, 2025.

(m)	Security valued using significant unobservable inputs (Level 3). See Note 1.
(n)	The issuer is paying less than stated interest, but is not in default on principal because scheduled principal payments have not yet begun.
(o)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
(p)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(q)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Trust owns 5% or more of the outstanding voting securities. The table below shows the Trust’s transactions in, and earnings from, its investments in affiliates for the nine months ended November 30, 2025.

	Value February 28, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value November 30, 2025	Dividend Income
Invesco Intermediate Municipal ETF	$-	$1,579,980	$-	$11,131	$-	$1,591,111	$9,130
Invesco Rochester High Yield Municipal ETF	802,865	1,555,496	-	(8,781)	-	2,349,580	42,405
Total	$802,865	$3,135,476	$-	$2,350	$-	$3,940,691	$51,535

(r)
This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations.

Entity	Percent
Assured Guaranty Inc.	6.36%

(s)
Floating rate note obligations related to securities held. The interest and fee rates shown reflect the rates in effect at November 30, 2025. At November 30,
2025, the Trust’s investments with a value of $180,418,958 are held by TOB Trusts and serve as collateral for the $127,245,000 in the floating rate note obligations outstanding at that date.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Municipal Trust

Notes to Quarterly Schedule of Portfolio Holdings
November 30, 2025
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When market movements occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of November 30, 2025. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Municipal Obligations	$—	$903,265,491	$489,789	$903,755,280
Exchange-Traded Funds	3,940,691	—	—	3,940,691
Common Stocks & Other Equity Interests	—	—	0	0
Total Investments in Securities	3,940,691	903,265,491	489,789	907,695,971
Other Investments - Assets
Investments Matured	—	288,009	—	288,009
Total Investments	$3,940,691	$903,553,500	$489,789	$907,983,980
Invesco Municipal Trust